Breakdown of expenses by nature - Summary of Financial Position and the Movements in the Jubilee Provision (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Jubilee provision – Opening	€ 78	€ 363
Current service cost	11	122
Past service cost	(19)	(380)
Interest cost	0	3
Remeasurements	3	(30)
Total amount recognized in the consolidated statement of profit or loss	(5)	(285)
Employer contributions	0	70
Benefit payments	0	(70)
Jubilee provision – Closing	€ 73	€ 78